PROVISION FOR RECLAMATION AND REHABILITATION (Tables)	12 Months Ended
Dec. 31, 2025
Provision For Reclamation And Rehabilitation [Abstract]
Disclosure of detailed information about provision for reclamation and rehabilitation [Table Text Block]
	Terronera	Guanaceví	Bolañitos	Pitarrilla	Kolpa	Total
Balance at December 31, 2023	$1.3	$4.2	$3.2	$0.1	$-	$8.8

Accretion	-	0.4	0.3	-	-	0.7
Effects of movements in exchange rates	(0.2)	(0.7)	(0.6)	-	-	(1.5)
Change in estimates during the year	1.2	2.0	0.4	-	-	3.6
Balance at December 31, 2024	$2.3	$5.9	$3.3	$0.1	$-	$11.6

Accretion	0.1	0.6	0.3	-	0.2	1.2
Acquired in business combination	-	-	-	-	10.7	10.7
Effects of movements in exchange rates	0.3	1.0	0.6	-	-	1.9
Change in estimates during the year	1.0	(0.2)	(0.1)	-	0.3	1.0
Reclassified to liabilities held for sale	-	-	(4.1)	-	-	(4.1)
Balance at December 31, 2025	$3.7	$7.3	$-	$0.1	$11.2	$22.3